Other Reserves - Narrative (Details) $ in Millions, $ in Millions	Mar. 19, 2010 USD ($) shares	Mar. 15, 2004 USD ($)	Mar. 15, 2004 AUD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)
Disclosure of reserves within equity [line items]
Acquisition of non-controlling interest in subsidiary				$ (57.0)	$ (57.0)
Abelle Limited
Disclosure of reserves within equity [line items]
Purchase price		$ 86.5	$ 123
Acquisition of non-controlling interest in subsidiary		$ 57.0
Doornkop South Reef | AVRD
Disclosure of reserves within equity [line items]
Share of mining titles acquired (as a percent)	26.00%
Shares issued in exchange for interest in mining titles (in shares) | shares	2,162,359
Difference between the value of shares issued	$ 20.5